Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 — Related party balances and transactions

Related party transactions and balances

a.	Prepaid expense – related parties

The Company incurred consulting fee prepayment of $121,144 to Guangzhou Powerbridge Blockchain Co., Ltd., which the Company has significant influence over with. The fee prepayment to Powerbridge Blockchain Co., Ltd is non- interest bearing and in short-term nature.

For the year ended December 31, 2019, the Company incurred consulting fee prepayment $685,167 to Hengqin Baisheng Investment, GP, which was a non-controlling shareholder of Powerbridge Ningbo. The fee prepayment is non-interest bearing and in short-term in nature.

b.	Due from related parties:

As of December 31, 2019, the Company advanced $370,000 to Mr. Zongbo Jiang, the legal representative of Guangzhou Hongqiao Blockchain Co., Ltd, which the Company has significant influence over with. The balance due from Mr. Zongbo Jiang is at interest bearing with annual interest rates approximately 5.3% and due on July 31, 2020.

From time to time, the Company advances funds to Mr. Ban Lor, Chairman and CEO of the Company, for business purposes. The advance is short term in nature. The balance due from Mr. Ban Lor was $102,567 as of December 31, 2018. The advances were fully repaid in April 2019.

For the year ended December 31, 2018, the Company loaned $51,516 to a related party controlled by Mr. Ban Lor's family. The loan is due in September 2019 with annual interest rate of 5.35%. Subsequently, the loan balance was fully repaid by Mr. Ban Lor in March 2019.

The Company advances funds to Mr. Stewart Lor, CFO of the Company, for business purposes. The advance is short term in nature. The balance due from Mr. Stewart Lor was $3,073 as of December 31, 2017. The advances were fully repaid in August 2018.

b.	Due to related party:

Due to related party mainly represents the unpaid expenses to Ling Lor, wife of CEO and director of the Company. The balance due to Ling Lor was $6,538 and $Nil as of December 31, 2019 and December 31, 2018, respectively, which is non-interest bearing, non-collateralized and due on demand.